Segment information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 1,528.2	$ 1,348.4	$ 1,333.8
Non-current, non-financial assets	621.5	573.7
North America
Disclosure of geographical areas [line items]
Revenue	646.5	579.5	570.9
Non-current, non-financial assets	354.7	320.9
Canada
Disclosure of geographical areas [line items]
Revenue	261.4	240.6	246.3
Non-current, non-financial assets	194.7	202.2
United States
Disclosure of geographical areas [line items]
Revenue	385.1	338.9	324.6
Non-current, non-financial assets	160.0	118.7
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	628.3	537.8	506.9
Non-current, non-financial assets	97.2	107.5
Greater China
Disclosure of geographical areas [line items]
Revenue	498.3	426.5	422.2
Non-current, non-financial assets	56.4	60.0
Asia Pacific (excluding Greater China)
Disclosure of geographical areas [line items]
Revenue	130.0	111.3	84.7
Non-current, non-financial assets	40.8	47.5
EMEA
Disclosure of geographical areas [line items]
Revenue	253.4	231.1	$ 256.0
Non-current, non-financial assets	$ 169.6	$ 145.3